34. Discontinued operations (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018
Current Assets
Total current assets		R$ 17,857	R$ 19,968		R$ 40,518
Noncurrent
Total noncurrent assets		35,654	38,507		21,139
Total assets		53,511	58,475
Current
Total current liabilities		18,699	23,135		37,256
Noncurrent
Total noncurrent liabilities		18,005	21,792		11,242
Shareholders' equity		16,807	13,548		R$ 13,159
Total liabilities and shareholders' equity		R$ 53,511	R$ 58,475
Discontinued operations [member] | Via Varejo S.A. ("VV'') [member]
Current Assets
Total current assets	[1]			R$ 9,871
Noncurrent
Total noncurrent assets	[1]			16,266
Total assets	[1]			26,137
Current
Total current liabilities	[1]			13,484
Noncurrent
Total noncurrent liabilities	[1]			7,375
Shareholders' equity	[1]			5,278
Total liabilities and shareholders' equity	[1]			R$ 26,137

[1]	Prior to elimination of GPA related party balances.